OTHER ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Work in progress	$ 195	$ 309	$ 204
Prepayments and other assets	235	88
Total current	430	397
Non-current
Prepayments and other assets	79	21
Total non-current	79	$ 21
Change in other assets	$ 161